Business overview (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
License fees	$ 206	$ (492)	$ (226)	$ (1,016)
Development Services	$ 77	$ (1,030)	$ (889)	$ (2,125)